SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narratives (Details) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2019	Jan. 01, 2019
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		6.80%
Current lease liabilities	$ 43
Non-current lease liabilities	$ 889
BPR | Class A
Par value per share (in dollars per share)	$ 0.01
IFRS 16
Non-current lease liabilities		$ 873
Right-of-use assets		721
IFRS 16 | Investment Properties
Cumulative Effect Of New Accounting Principle In Period Of Adoption		721
IFRS 16 | Property, plant and equipment under operating leases
Right-of-use assets		122
IFRS 16 | Inventory
Right-of-use assets		$ 22
Property, Plant and Equipment
Right-of-use assets	$ 175
Investment Properties
Right-of-use assets	752
Inventory
Right-of-use assets	$ 31